INTANGIBLE ASSETS (Tables)	6 Months Ended
Jun. 30, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF INTANGIBLE ASSETS

Intangible assets consist of the following at:

	June 30, 2021 (Unaudited)	December 31, 2020
Customer list and covenant not to compete acquired in connection with the Asset Purchase Agreement with Amwaste, Inc. closed on February 11, 2021	$109,000	$-
Total	109,000	-
Accumulated amortization	(8,317)	-

Net	$100,683	$-

SCHEDULE OF FUTURE AMORTIZATION OF INTANGIBLE ASSETS

At June 30, 2021, the expected future amortization of intangible assets expense is:

Amount
Fiscal year ending December 31:
2021 (excluding the six months ended June 30, 2021)	$10,900
2022	21,800
2023	21,800
2024	21,800
2025	21,800
Thereafter	2,583
Total	$100,683